SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

NOTE 5—SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2010	35,802	$24,862	19,919	$13,833	(67)	$(1,992)	$482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677
Issuance of 3% stock dividend	1,085	753	631	437	(2)	—	37,046
Conversion of Class B common shares to common shares	29	20	(29)	(20)	—	—	—
Purchase and retirement of common shares	(944)	(656)	—	—	—	—	(23,147)
Balance at December 31, 2012	36,649	$25,450	21,627	$15,018	(73)	$(1,992)	$547,576

Average shares outstanding and all per share amounts included in the financial statements and notes thereto have been adjusted retroactively to reflect annual three percent stock dividends.

While the Company does not have a formal or publicly announced Company Common Stock purchase program, the Company’s board of directors periodically authorizes a dollar amount for such share purchases.

Based upon this policy, shares were purchased and retired as follows:

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2012	944	$25.16
2011	708	$25.64
2010	865	$26.41